Commitments and contingencies - Commitments (Details) $ in Millions	1 Months Ended
	May 31, 2023 USD ($) aircraft	Mar. 31, 2026 aircraft	Mar. 31, 2026 EUR (€)	Mar. 31, 2026 £ / €	Mar. 31, 2026 $ / €	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 £ / €	Mar. 31, 2025 $ / €	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 £ / €	Mar. 31, 2024 $ / €
Commitments and contingencies
Closing foreign exchange rate			1	0.8732	1.1552	1	0.8371	1.0817	1	0.8548	1.0793
Boeing aircraft
Commitments and contingencies
Purchase obligations			€ 8,693,000,000
Boeing 737-8200 aircraft
Commitments and contingencies
Number of aircraft owned | aircraft		210
Boeing 737-MAX-10 aircraft
Commitments and contingencies
Number of aircraft agreed to purchase | aircraft	300
Number of aircraft, firm order | aircraft	150
Number of aircraft ordered subject to purchase options | aircraft	150
Aircraft standard list price | $	$ 135
Basic credit as part of the purchase agreement, as a percentage of standard list price	60.00%
Closing foreign exchange rate | $ / €					1.1552
Period prior to scheduled delivery of aircraft during which entity is obliged to make advance payments	2 years
Less than one year | Boeing aircraft
Commitments and contingencies
Purchase obligations			722,000,000
Later than one year and not later than two years | Boeing aircraft
Commitments and contingencies
Purchase obligations			1,261,000,000
Later than two years and not later than five years | Boeing aircraft
Commitments and contingencies
Purchase obligations			4,372,000,000
Later than five years | Boeing aircraft
Commitments and contingencies
Purchase obligations			€ 2,338,000,000